Other Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Other borrowings	$ 7,730	$ 20,788	$ 17,103	$ 11,383
Unsecured Subordinated Debenture Due December 2016
Debt Instrument [Line Items]
Other borrowings		3,000	3,750	4,500
Unsecured Subordinated Debenture Due July 15, 2018
Debt Instrument [Line Items]
Other borrowings		5,000	5,000	0
Unsecured Subordinated Debenture Due October 15, 2018
Debt Instrument [Line Items]
Other borrowings		2,730	2,730	0
Unsecured Subordinated Debenture Due September 30, 2017
Debt Instrument [Line Items]
Other borrowings		1,223	1,468	1,713
Unsecured Subordinated Debenture Due February 15, 2017
Debt Instrument [Line Items]
Other borrowings		4,155	4,155	4,155
Unsecured Subordinated Debenture Paid September 30, 2011
Debt Instrument [Line Items]
Other borrowings		0	0	1,015
Unsecured Subordinated Debenture Due October 15, 2019
Debt Instrument [Line Items]
Other borrowings		$ 4,680	$ 0	$ 0